Contract assets/liabilities	12 Months Ended
Apr. 30, 2025
Contract Assetsliabilities
Contract assets/liabilities

8. Contract assets/liabilities

	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD

Contract assets	3,422,121	4,210,736	3,225,629
Less: Allowance for expected credit losses	(3,303)	(18,117)	(13,879)
	3,418,818	4,192,619	3,211,750

Contract liabilities	581,767	153,113	117,292

Contract assets

Amounts of contract assets represent the Group’s rights to considerations from customers for the provision of construction services, which arise when: (i) the Group completed the relevant services under such contracts; and (ii) the customers withhold certain amounts payable to the Group as retention money to secure the due performance of the contracts for a period of generally 12 months (defect liability period) after completion of the relevant works. Any amount previously recognized as a contract asset is reclassified to trade receivables at the point at which it becomes unconditional and is invoiced to the customer.

The Group’s contract assets are analyzed as follows:

	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD

Retention receivables	1,839,910	1,204,920	923,027
Others*	1,578,908	2,987,699	2,288,723
	3,418,818	4,192,619	3,211,750

*	It represents the revenue not yet billed to the customers which the Group has completed the relevant services under such contracts but yet certified by representatives appointed by the customers.

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8.	Contract assets/liabilities (Continued)

Contract assets (Continued)

The Group’s contract assets include retention receivables to be settled, based on the expiry of the defect liability period of the relevant contracts or in accordance with the terms specified in the relevant contracts, at the end of the reporting period. The balances are classified as current as they are expected to be received within the Group’s normal operating cycle.

The increase in contract assets is primarily attributable to new electrical projects secured at the end of April 30, 2024 or at the beginning of the financial year ended April 30, 2025, for which the Group has performed preliminary electrical works that have not yet been certified by the main contractor.

The movement in allowance for expected credit losses of contract assets computed based on lifetime ECL was as follows:

	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD
Contract assets
At beginning of financial year	2,491	3,303	2,530
Addition	812	14,814	11,348
At end of financial year	3,303	18,117	13,878

Contract liabilities

The contract liabilities represent the Company’s obligation to transfer services to customers for which the Company has received consideration (or an amount of consideration is due) from the customers.

The decrease in contract liabilities is primarily attributable to the completion of certain electrical projects carried forward from April 30, 2024, which were completed during the financial year ended April 30, 2025.

Set out below is the amount of revenue recognized from:

	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD

Amounts included in contract liabilities at the beginning of the year	1,079,387	581,767	445,662
Performance obligations satisfied in previous years	47,081	-	-

Transaction price allocated to remaining performance obligations

Management expects that the transaction price allocated to remaining unsatisfied (or partially unsatisfied) performance obligations as at April 30, 2024 and 2025 may be recognized as revenue in the next reporting periods as follows:

	April 30, 2025	April 30, 2026	April 30, 2027	April 30, 2028	April 30, 2029
	SGD	SGD	SGD	SGD	SGD
Unsatisfied and partially unsatisfied performance obligations as at:
April 30, 2025	-	18,810,005	15,951,564	15,562,861	6,730,809
April 30, 2024	9,681,291	3,911,656	3,911,656	3,911,656	-

MAGNITUDE INTERNATIONAL LTD AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS